Investment in equity affiliates, joint ventures and other projects construction entities (Yamal), Equity Investments (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Train	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Equity Investments [Abstract]
Carrying value	€ 75.4	€ 39.8
Net profit from equity affiliates and joint ventures	33.1	4.0	€ 2.9
Dividends received from equity affiliates and joint ventures		€ 4.0	€ 2.9
ENI Coral FLNG [Member]
Equity Investments [Abstract]
Place of business/incorporation	Mozambique, France
Percentage owned	50.00%	50.00%
Carrying value	€ 45.5	€ 2.5
BAPCO Sitra Refinery [Member]
Equity Investments [Abstract]
Place of business/incorporation	Bahrain
Percentage owned	36.00%	36.00%
Carrying value	€ 0.0	€ 0.0
Novarctic [Member]
Equity Investments [Abstract]
Place of business/incorporation	France, Russian Federation
Percentage owned	33.30%	33.30%
Carrying value	€ 0.0	€ 0.0
Number of liquefied natural gas trains | Train	3
NFE [Member]
Equity Investments [Abstract]
Place of business/incorporation	Qatar, France, Japan
Percentage owned	50.00%
Carrying value	€ 2.0	0.0
Number of liquefied natural gas trains | Train	4
Others [Member]
Equity Investments [Abstract]
Carrying value	€ 27.9	€ 37.3